Document and Entity Information	0 Months Ended
May 23, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 23, 2014
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	May 23, 2014
Document Effective Date	May 23, 2014
Prospectus Date	Apr. 01, 2014